John Hancock Investment Trust

John Hancock Alternative Risk Premia Fund (the fund)

Supplement dated March 11, 2021 to the current Summary Prospectus and Statutory Prospectus, as may be supplemented

The following information supplements and supersedes any information to the contrary relating to Class R6 shares offered by John Hancock Alternative Risk Premia Fund contained in the Summary Prospectus and Statutory Prospectus relating to that share class of the fund.

Effective after the close of business on March 11, 2021 (the “Effective Date”), no Class R6 shares of the fund may be purchased or acquired by new investors. After the Effective Date, any investment received by the fund that is intended for Class R6 shares will be rejected. After the Effective Date, a shareholder of the fund owning Class R6 shares may continue to hold those shares until the shareholder redeems such Class R6 shares.

You should read this Supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.

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John Hancock Investment Trust

John Hancock Alternative Risk Premia Fund (the fund)

Supplement dated March 11, 2021 to the current Statement of Additional Information (SAI), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to Class R6 shares offered by John Hancock Alternative Risk Premia Fund contained in the SAI relating to that share class of the fund.

Effective after the close of business on March 11, 2021 (the “Effective Date”), no Class R6 shares of the fund may be purchased or acquired by new investors. After the Effective Date, any investment received by the fund that is intended for Class R6 shares will be rejected. After the Effective Date, a shareholder of the fund owning Class R6 shares may continue to hold those shares until the shareholder redeems such Class R6 shares.

You should read this Supplement in conjunction with the SAI and retain it for future reference.